CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
ORDINARY SHARES
Par value per share	$ 0.0001
Shares authorized	500,000,000
Ordinary shares
ORDINARY SHARES
Par value per share	$ 0.0001	$ 0.0001
Shares authorized	442,456,586	442,456,586
Shares issued		40,440,000
Shares outstanding	0	40,440,000
Class A Ordinary Shares
ORDINARY SHARES
Par value per share	$ 0.0001	$ 0.0001
Shares outstanding	93,710,805	0
Class B Ordinary Shares
ORDINARY SHARES
Par value per share	$ 0.0001	$ 0.0001
Shares outstanding	16,990,000	0
Series A Preferred Shares
ORDINARY SHARES
Par value per share	$ 0.0001	$ 0.0001
Shares authorized	0	14,560,000
Shares issued	0	14,560,000
Shares outstanding	0	14,560,000